Restructuring - Restructuring Expenses By Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring
Cost of cloud	€ 1	€ (95)	€ 7
Cost of software licenses and support	5	(85)	(8)
Cost of services	8	(566)	(31)
Research and development	17	(1,197)	(42)
Sales and marketing	(19)	(1,043)	(121)
General and administration	(16)	(158)	(19)
Restructuring expenses	€ (3)	€ (3,144)	€ (215)